Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0002109616
Registrant Name	Fast Finance Pay Corp.
Registration File Number	333-298278
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES